Nature of Business, Economic Dependence and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Nature of Business, Economic Dependence and Going Concern
1.	Nature of Business and Going Concern

Axiom Corp. (the “Company”) was incorporated in the State of Colorado on April 2, 2012. The Company’s planned principal business is the construction of major infrastructure developments, including roads, schools, hospitals and social housing, in eastern African markets of Kenya, Uganda and South Sudan.

Going Concern

These consolidated financial statements have been prepared on a going concern basis, which assumes the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2014, the Company has incurred losses totalling $127,893 since inception, and has not yet generated any revenue from operations. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management's plans for the continuation of the Company as a going concern include financing the Company's operations through issuance of its common stock. If the Company is unable to complete its financing requirements or achieve revenue as projected, it will then modify its expenditures and plan of operations to coincide with the actual financing completed and actual operating revenues. There are no assurances, however, with respect to the future success of these plans.

Unaudited Interim [Member]
Nature of Business, Economic Dependence and Going Concern
1.	Nature of Business, Economic Dependence and Going Concern

Axiom Corp. (“Axiom” or the “Company”) was incorporated in the State of Colorado on April 2, 2012.

On February 23, 2015, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with shareholders of Papernuts Corporation (the “Papernuts Shareholders”) and Kranti Kumar Kotni, the controlling stockholder of Axiom (the “Controlling Stockholder”). Pursuant to the Share Exchange Agreement, the Papernuts Shareholders agreed to exchange up to 1,220,165 shares, which represents 100% of the common stock of Papernuts Corporation (“Papernuts”), for up to Fifty Two Million (52,000,000) shares of Axiom’s common stock (the “Company Shares”).

On February 26, 2015, the Company closed on the Share Exchange Agreement, with 95.6% of the Papernuts Shareholders exchanging a total of 1,166,540 common shares (the “Papernuts Exchanged Shares”) for a total of 49,714,642 Axiom Shares (the “Company Exchanged Shares”). Each Papernuts Exchanged Shares was converted into the number of Company Exchanged Shares at an exchange ratio of 42.617187019 (the “Exchange Ratio”), rounded, if necessary, up to the nearest whole share (the “Share Exchange”).

Pursuant to the Share Exchange Agreement, the Company also issued warrants to purchase a total of 5,650,000 shares of the Company’s Common Stock at exercise prices ranging from $0.056 to $0.075 per share. These warrants have terms which are the same as and replace warrants previously held by Papernuts warrant holders. (see also note 12).

Additionally, on February 23, 2015, Mr. Scott MacRae, the former Chief Executive Officer of Papernuts, entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with the Controlling Shareholder, whereby Mr. MacRae purchased 30,000,000 shares (the “Shares”) of the Company’s common stock beneficially owned by Mr. Kotni. The Shares were purchased by Mr. MacRae for an aggregate purchase price of $75,000.

As a result of the Share Exchange transaction and the transaction between Mr. MacRae and Mr. Kotni, Papernuts Canada has become a majority owned subsidiary of the Company and the Company now carries on the business of Papernuts Canada as its primary business.

Additionally, as required by the Share Exchange Agreement, the Company and Mr. Kotni entered into a Share Transfer & Assignment Agreement dated February 26, 2015, pursuant to which the Company, following the Closing of the Share Exchange Agreement, transferred to Mr. Kotni all of the issued and outstanding shares of the Company’s formerly wholly-owned subsidiary, Acton Holdings Limited, a Kenyan company. Mr. Kotni assumes all the liabilities of Acton Holdings Limited.

Papernuts was incorporated in Ontario, Canada on April 8, 2010 as 2239794 Ontario Inc. On January 19, 2015 Papernuts changed its name to Papernuts Corporation. The Company’s primary focus is the sale of paper and equipment. The Company’s registered office is as follows: 380 Vansickle Road, Unit 600, St. Catharines, Ontario, Canada, L2S 0B5.

At September 30, 2015, the Company had not yet achieved profitable operations, had an accumulated deficit of $1,793,821 and expects to incur further losses in the development of its business, all of which casts significant doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional funding to further develop operations and a sales and marketing program so as to grow revenue and attain profitability. Although the Company has been successful in the past in obtaining financing, there remains significant doubt that it will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company. During the period approximately 59% of revenues were derived from one customer (2014 – 62% from this same customer).